Fair Value Measurement - Quantitative Information about Level 3 Fair Value Measurements for Assets Measured at Fair Value on Reoccurring and Non-reoccurring Basis (Detail) - Significant Unobservable Inputs (Level 3) [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Measurements, Nonrecurring [Member] | Foreclosed Assets [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 2,397	$ 1,736
Valuation Technique	Discount to appraised value of collateral	Discount to appraised value of collateral
Unobservable Input	Appraisal comparability adjustments	Appraisal comparability adjustments
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 7,271	$ 3,949
Valuation Technique	Discount to appraised value of collateral	Discount to appraised value of collateral
Unobservable Input	Appraisal comparability adjustments	Appraisal comparability adjustments
Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Foreclosed Assets [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	30.00%	10.00%
Fair Value, Measurements, Nonrecurring [Member] | Minimum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	10.00%	10.00%
Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Foreclosed Assets [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	55.00%	15.00%
Fair Value, Measurements, Nonrecurring [Member] | Maximum [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	25.00%	15.00%
Fair Value, Measurements, Recurring [Member] | Trust Preferred Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 1,817	$ 1,865
Valuation Technique	Discounted cash flow Spread to Libor swap curve	Discounted cash flow Spread to Libor swap curve
Unobservable Input	Compare to quotes for sale when available	Compare to quotes for sale when available
Quantitative Range of Unobservable Inputs, Description	One month libor	One month libor
Fair Value, Measurements, Recurring [Member] | Minimum [Member] | Trust Preferred Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	4.00%	4.00%
Fair Value, Measurements, Recurring [Member] | Maximum [Member] | Trust Preferred Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quantitative Range of Unobservable Inputs, Percentage	6.00%	6.00%